Employee benefits - Net defined benefit obligations - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in net defined benefit liability (asset) [abstract]
Net interest on the defined benefit liability	€ 20	€ 16	€ 21
Actuarial losses/(gains) arising from changes of assumptions	(109)	45	16
Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	3,837	3,727	4,009
Service cost	146	786	154
Net interest on the defined benefit liability	27	23	29
Actuarial losses/(gains) arising from changes of assumptions	82	(34)	67
Actuarial losses/(gains) arising from experience	5	78	212
Benefits paid	(687)	(746)	(738)
Other	20	3	(6)
Total-closing balance	3,430	3,837	3,727
Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions	182	(38)	€ 37
Annuity-based defined benefit plans [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	502
Service cost	1
Net interest on the defined benefit liability	9
Actuarial losses/(gains) arising from changes of assumptions	32
Actuarial losses/(gains) arising from experience	5
Benefits paid	(21)
Other	15
Total-closing balance	543	502
Annuity-based defined benefit plans [member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions	53
Capital-based defined benefit plans [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	833
Service cost	48
Net interest on the defined benefit liability	17
Actuarial losses/(gains) arising from changes of assumptions	122
Actuarial losses/(gains) arising from experience	28
Benefits paid	(41)
Other	(4)
Total-closing balance	1,003	833
Capital-based defined benefit plans [member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions	120
Other post-employment benefits [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	68
Service cost	1
Net interest on the defined benefit liability	1
Actuarial losses/(gains) arising from changes of assumptions	(52)
Actuarial losses/(gains) arising from experience	1
Benefits paid	(3)
Other	1
Total-closing balance	17	68
Other post-employment benefits [member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions	2
French part-time for seniors plans [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	1,784
Service cost	45
Net interest on the defined benefit liability	(1)
Actuarial losses/(gains) arising from changes of assumptions	(22)
Actuarial losses/(gains) arising from experience	(29)
Benefits paid	(545)
Other	1
Total-closing balance	1,233	1,784
French part-time for seniors plans [member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions	5
Other long-term benefits [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	650
Service cost	51
Net interest on the defined benefit liability	1
Actuarial losses/(gains) arising from changes of assumptions	2
Benefits paid	(77)
Other	7
Total-closing balance	634	€ 650
Other long-term benefits [member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions	€ 2